Retirement And Other Benefit Plans - Assumptions to Determine Net Periodic Benefit (Income) Cost (Details)	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	5.00%	4.50%	4.75%
Rate of compensation increase	3.00%	3.50%	3.50%
Expected return on plan assets	8.25%	8.25%	8.25%
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	5.00%	4.50%	4.75%